Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (997,330,548)	$ (1,035,092,978)
Other reserves, Changes	(1,378,342,016)	37,762,430
Other reserves, Ending balance	(2,375,672,564)	(997,330,548)
Reserve for Exchange Differences in Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	6,976,383	9,222,933
Other reserves, Changes	94,678,453	(2,246,550)
Other reserves, Ending balance	101,654,836	6,976,383
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(32,849,736)	(76,218,470)
Other reserves, Changes	(159,020,809)	43,368,734
Other reserves, Ending balance	(191,870,545)	(32,849,736)
Available-for-sale Financial Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	11,284	9,955
Other reserves, Changes	(243)	1,329
Other reserves, Ending balance	11,041	11,284
Other Comprehensive Income from Non-current Assets Held for Sale [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		1,632,724
Other reserves, Changes		(1,632,724)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(971,468,479)	(969,740,120)
Other reserves, Changes	(1,313,999,417)	(1,728,359)
Other reserves, Ending balance	$ (2,285,467,896)	$ (971,468,479)